ROU Assets and Lease Liabilities (Details) - Schedule of ROU Assets and Lease Liabilities - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Assets
Finance lease assets, net	$ 95,362	$ 135,921
Operating lease assets	184,892	335,543
Total lease assets	280,254	471,464
Liabilities
Finance leases	42,706	35,089
Operating leases	150,958	179,827
Total	193,664	214,916
Non-current
Finance leases	63,361	105,897
Operating leases	19,209	155,716
Total	$ 82,570	$ 261,613